Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our Principal Executive Officer (“PEO”) and our Non-PEO NEOs for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year (2)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Adjusted FFO per Fully Diluted Share (3)
2024	10,929,025	18,436,421	3,919,879	6,537,627	140	126	375,700,000	1.69
2023	13,951,194	14,553,428	5,382,158	5,948,179	122	114	629,300,000	1.57
2022	11,630,048	11,071,076	4,781,665	4,643,754	115	104	100,800,000	1.59
2021	10,488,138	22,641,017	3,950,332	8,927,274	129	120	818,600,000	1.48
2020	7,713,508	6,886,881	2,974,349	2,471,755	76	73	975,400,000	1.20

Company Selected Measure Name	Adjusted FFO per Fully Diluted Share
Named Executive Officers, Footnote

(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2023	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2022	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2021	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson
2020	Conor Flynn	Milton Cooper, Ross Cooper, Glenn Cohen, David Jamieson

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Bloomberg REIT Shopping Center Index.
PEO Total Compensation Amount	$ 10,929,025	$ 13,951,194	$ 11,630,048	$ 10,488,138	$ 7,713,508
PEO Actually Paid Compensation Amount	$ 18,436,421	14,553,428	11,071,076	22,641,017	6,886,881
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(6,304,689)	$(1,715,456)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$13,526,865	$3,957,971
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$1,556,631	$679,311
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(1,619,331)	$(573,954)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$347,920	$269,877
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-
TOTAL ADJUSTMENTS	$7,507,396	$2,617,749

Non-PEO NEO Average Total Compensation Amount	$ 3,919,879	5,382,158	4,781,665	3,950,332	2,974,349
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,537,627	5,948,179	4,643,754	8,927,274	2,471,755
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(6,304,689)	$(1,715,456)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$13,526,865	$3,957,971
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	-	-
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$1,556,631	$679,311
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(1,619,331)	$(573,954)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	-
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$347,920	$269,877
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	-
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	-	-
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	-	-
TOTAL ADJUSTMENTS	$7,507,396	$2,617,749

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested. Kimco TSR ($) and Peer Group TSR ($)
Compensation Actually Paid vs. Net Income	Net Income ($)
Compensation Actually Paid vs. Company Selected Measure	Adjusted FFO per Fully Diluted Share
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

•	Peer Group TSR over a three-year performance period;
•	Adjusted FFO per diluted share;
•	EBITDA; and
•	Leverage

For additional details regarding our most important financial performance measures, please see the sections titled “Annual Incentive Plan” and “Long-Term Incentives — Performance Shares” in our CD&A elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 140	122	115	129	76
Peer Group Total Shareholder Return Amount	126	114	104	120	73
Net Income (Loss) Attributable to Parent	$ 375,700,000	$ 629,300,000	$ 100,800,000	$ 818,600,000	$ 975,400,000
Company Selected Measure Amount	1.69	1.57	1.59	1.48	1.20
PEO Name	Conor Flynn	Conor Flynn	Conor Flynn	Conor Flynn	Conor Flynn
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,507,396
PEO [Member] | Deduction Amounts for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,304,689)
PEO [Member] | Increase on Fair Value of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,526,865
PEO [Member] | Increase on Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase or Deduction for Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,556,631
PEO [Member] | Increase or Deduction for Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,619,331)
PEO [Member] | Deduction of Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,920
PEO [Member] | Increase Based on Incremental Fair Value of Options or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,617,749
Non-PEO NEO [Member] | Deduction Amounts for Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,715,456)
Non-PEO NEO [Member] | Increase on Fair Value of Awards Granted Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,957,971
Non-PEO NEO [Member] | Increase on Fair Value of Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,311
Non-PEO NEO [Member] | Increase or Deduction for Awards Granted Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,954)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	269,877
Non-PEO NEO [Member] | Increase Based on Incremental Fair Value of Options or SARs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Deduction for Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	Adjusted FFO per fully diluted share is a non-GAAP measure. We calculate adjusted FFO per diluted share starting with FFO in Annex A on page 60 and excluding the effects of certain transactional income and expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Peer Group TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO per diluted share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Leverage